Short And Long-Term Debt - Securitization Obligations (Details) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 30, 2012 Secured Debt [Member] USD ($)	Jun. 30, 2011 Secured Debt [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] USD ($)	Jun. 30, 2011 Secured Debt [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] USD ($)	Jun. 30, 2012 Apple Ridge Funding LLC [Member] Secured Debt [Member] USD ($)	Dec. 31, 2011 Apple Ridge Funding LLC [Member] Secured Debt [Member] USD ($)		Jun. 30, 2012 Cartus Financing Limited [Member] Secured Debt [Member] USD ($)	Dec. 31, 2011 Cartus Financing Limited [Member] Secured Debt [Member] USD ($)		Jun. 30, 2012 Cartus Financing Limited [Member] Secured Debt [Member] August 2015 [Member] GBP (£)	Dec. 31, 2011 Cartus Financing Limited [Member] Secured Debt [Member] August 2015 [Member] GBP (£)	Jun. 30, 2012 Working Capital Facility [Member] Cartus Financing Limited [Member] Secured Debt [Member] August 2015 [Member] USD ($)	Jun. 30, 2012 Working Capital Facility [Member] Cartus Financing Limited [Member] Secured Debt [Member] August 2015 [Member] GBP (£)	Dec. 31, 2011 Working Capital Facility [Member] Cartus Financing Limited [Member] Secured Debt [Member] August 2015 [Member] GBP (£)	Dec. 31, 2010 Working Capital Facility [Member] Cartus Financing Limited [Member] Secured Debt [Member] August 2015 [Member] GBP (£)	Jun. 30, 2012 Working Capital Facility [Member] Cartus Financing Limited [Member] Secured Debt [Member] August 2012 [Member] GBP (£)	Dec. 31, 2011 Working Capital Facility [Member] Cartus Financing Limited [Member] Secured Debt [Member] August 2012 [Member] GBP (£)
Debt Instrument [Line Items]
Securitized obligation, maximum borrowing capacity														$ 400	$ 400	[1]	$ 63	$ 62	[1],[2]
Debt Instrument, Face Amount																				35	35	8	5	5	5	5	5
Pledged assets, not separetely reported, relocation receivables and other relocation assets								393		393		366	393
Securitized Obligations, Term for Realization of Relocation Related Assets												12 months
Interest expense	$ 176	$ 161	$ 346	$ 340	$ 666	$ 604	$ 583	$ 2	$ 2	$ 4	$ 3	$ 6	$ 7
Securitized obligation, weighted average interest rate								3.50%	1.90%	3.50%	1.90%	2.10%	2.40%

[1]	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.
[2]	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.